Equity - Issued Capital - Schedule of Fair Value Measurements (Details) - Warrants [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value Measurements [Line Items]
Beginning balance	$ 5,140,921	$ 1,075,808
Warrants issued during the period		2,945,971
Transfer upon exercise	(2,885,093)	(3,132,614)
Fair value loss recognized in consolidated statement of profit or loss and other comprehensive income	6,823,879	4,251,756
Ending balance	9,079,707	5,140,921
Level 1 [Member]
Schedule of Fair Value Measurements [Line Items]
Beginning balance	2,345,084	1,075,808
Warrants issued during the period
Transfer upon exercise	(89,256)
Fair value loss recognized in consolidated statement of profit or loss and other comprehensive income	6,823,879	1,269,276
Ending balance	9,079,707	2,345,084
Level 2 [Member]
Schedule of Fair Value Measurements [Line Items]
Beginning balance	2,795,837
Warrants issued during the period		2,945,971
Transfer upon exercise	(2,795,837)	(3,132,614)
Fair value loss recognized in consolidated statement of profit or loss and other comprehensive income		2,982,480
Ending balance		2,795,837
Level 3 [Member]
Schedule of Fair Value Measurements [Line Items]
Beginning balance
Warrants issued during the period
Transfer upon exercise
Fair value loss recognized in consolidated statement of profit or loss and other comprehensive income
Ending balance